Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 24, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2013